Annual Total Returns- DWS Global Equity VIP (Class A) [BarChart] - Class A - DWS Global Equity VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.07%)	17.34%	19.31%	1.14%	(1.75%)	6.11%	24.04%	(11.12%)	36.26%	24.52%